PGIM S&P 500 Max Buffer ETF – November
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $120,591)(wb)	120,591	$120,591
Options Purchased*~ 101.8%
(cost $5,877,906)		5,925,864

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.9% (cost $5,998,497)		6,046,455
Option Written*~ (3.9)%
(premiums received $253,528)		(225,595)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,744,969)		5,820,860
Liabilities in excess of other assets (0.0)%		(2,467)

Net Assets 100.0%		$5,818,393

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$13.64		84		8	$5,664,471
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		84		8	261,393
Total Options Purchased (cost $5,877,906)								$5,925,864
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$730.69		84		8	$(225,595)
(premiums received $253,528)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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